Taxation - Summary of reconciliation of income tax (expenses)benefits (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Current income tax	¥ 726	¥ 51
Deferred income tax	(328)	(9)
Loss before income tax	(251,912)	(82,140)
Tax calculated at statutory income tax rate of 25% in mainland China	(62,978)	(20,535)
Tax Effects Of [Abstract]
— Expenses not deductible for income tax purposes	1,069	469
— Tax losses for which no deferred tax assets were recognized	64,141	20,108
- Utilization of previously unrecognized tax losses	(1,834)
Total	¥ 398	¥ 42